Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease obligations under non-cancellable operating leases
Future minimum lease obligations under non-cancelable operating leases with initial terms in excess of one year as of December 31, 2015 are as follows:

2016	$26.1
2017	26.9
2018	24.3
2019	22.3
2020	20.8
Thereafter	92.8
$213.2

Future minimum payments under unconditional purchase commitments
Future minimum payments under unconditional purchase commitments, consisting primarily of (1) disposal related agreements, which include fixed or minimum royalty payments, host agreements, and take-or-pay and put-or-pay agreements, and (2) other obligations including committed capital expenditures and consulting service agreements as of December 31, 2015 are as follows:

2016	$251.9
2017	92.4
2018	52.7
2019	38.7
2020	32.9
Thereafter	557.1
$1,025.7

Financial instruments and collateral in place	We had the following financial instruments and collateral in place to secure our financial assurances as of December 31:

	2015	2014
Letters of credit	$548.1	$659.9
Surety bonds	3,055.8	2,952.7

Restricted cash and marketable securities
The following table summarizes our restricted cash and marketable securities as of December 31:

	2015	2014
Financing proceeds	$2.1	$20.9
Holdback escrow	16.8	16.8
Capping, closure and post-closure obligations	27.3	26.7
Insurance	54.1	50.4
Other	—	0.8
Total restricted cash and marketable securities	$100.3	$115.6